STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2018
Share-based Payment Arrangements [Abstract]
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION
a)    Global Employee Share Plan (GESP)
In 2016, Barrick launched a Global Employee Share Plan. This is a plan awarded to all eligible employees. During 2018, Barrick contributed and expensed $12 million to this plan.
b)    Restricted Share Units (RSUs) and Deferred Share Units (DSUs)
Under our RSU plan, selected employees are granted RSUs where each RSU has a value equal to one Barrick common share. RSUs generally vest from two-and-a-half years to three years and are settled in cash upon vesting. Additional RSUs are credited to reflect dividends paid on Barrick common shares over the vesting period.

Compensation expense for RSUs incorporates an expected forfeiture rate. The expected forfeiture rate is estimated based on historical forfeiture rates and expectations of future forfeiture rates. We make adjustments if the actual forfeiture rate differs from the expected rate. At December 31, 2018, the weighted average remaining contractual life of RSUs was 0.93 years (2017: 1.19 years).

Compensation expense for RSUs was a $29 million charge to earnings in 2018 (2017: $42 million) and is presented as a component of corporate administration and operating segment administration, consistent with the classification of other elements of compensation expense for those employees who had RSUs.

Under our DSU plan, Directors must receive a specified portion of their basic annual retainer in the form of DSUs, with the option to elect to receive 100% of such retainer in DSUs. Officers may also elect to receive a portion or all of their incentive compensation in the form of DSUs. Each DSU has the same value as one Barrick common share. DSUs must be retained until the Director or officer leaves the Board or Barrick, at which time the cash value of the DSUs will be paid out. Additional DSUs are credited to reflect dividends paid on Barrick common shares. DSUs are recorded at fair value on the grant date and are adjusted for changes in fair value. The fair value of amounts granted each period together with changes in fair value are expensed.

DSU and RSU Activity (Number of Units in Thousands)

	DSUs	Fair value	RSUs	Fair value
At January 1, 2017	573	$9.2	6,452	$58.6
Settled for cash	—	—	(3,610)	(62.5)
Forfeited	—	—	(121)	(2.3)
Granted	152	2.5	1,760	32.7
Credits for dividends	—	—	56	0.9
Change in value	—	(0.1)	—	10.3
At December 31, 2017	725	$11.6	4,537	$37.7
Settled for cash	(143)	(1.9)	(3,089)	(34.6)
Forfeited	—	—	(731)	(7.9)
Granted	182	2.3	2,974	35.3
Credits for dividends	—	—	60	0.8
Change in value	—	(0.8)	—	4.7
At December 31, 2018	764	$11.2	3,751	$36.0

At December 31, 2018, Acacia Mining plc had $nil of DSUs outstanding (2017: $nil) and $2 million of RSUs outstanding (2017: $2 million).

c)    Performance Granted Share Units (PGSUs)
In 2014, Barrick launched a PGSU plan. Under this plan, selected employees are granted PGSUs, where each PGSU has a value equal to one Barrick common share. At December 31, 2018, 3,024 thousand units had been granted at a fair value of $18 million (2017: 2,174 thousand units at a fair value of $14 million).

d)    Employee Share Purchase Plan (ESPP)
In 2008, Barrick launched an Employee Share Purchase Plan. This plan enables Barrick employees to purchase Company shares through payroll deduction. During 2018, Barrick contributed and expensed $0.1 million to this plan (2017: $0.4 million). This plan was replaced by the Barrick Share Purchase Plan in 2018.

e)    Barrick Share Purchase Plan (BSPP)
In 2018, Barrick launched a Barrick Share Purchase Plan. This plan encourages Barrick employees to purchase Company shares by matching their contributions one to one up to an annual maximum. During 2018, Barrick contributed and expensed $2 million to this plan.

f)    Stock Options
Under Barrick’s stock option plan, certain officers and key employees of the Corporation may purchase common shares at an exercise price that is equal to the closing share price on the day before the grant of the option. The grant date is the date when the details of the award, including the number of options granted by individual and the exercise price, are approved. Stock options vest evenly over four years, beginning in the year after granting. Options are exercisable over seven years. At December 31, 2018, 0.8 million (2017: 1.0 million) stock options were outstanding.

Compensation expense for stock options was $nil in 2018 (2017: $nil), and is presented as a component of corporate administration and operating segment administration, consistent with the classification of other elements of compensation expense for those employees who had stock options. The recognition of compensation expense for stock options had no impact on earnings per share for 2018 and 2017.

Total intrinsic value relating to options exercised in 2018 was $nil (2017: $nil).

Employee Stock Option Activity (Number of Shares in Millions)

	2018		2017
	Shares	Average Price	Shares	Average Price
C$ options
At January 1	0.3	$13	0.3	$13
Granted	—	—	—	—
Exercised	—	10	—	—
Cancelled/expired	—	—	—	—
At December 31	0.3	$13	0.3	$13
US$ options
At January 1	0.7	$40	1.8	$42
Forfeited	(0.1)	34	(0.7)	40
Cancelled/expired	(0.1)	49	(0.4)	45
At December 31	0.5	$37	0.7	$40

Stock Options Outstanding (Number of Shares in Millions)

	Outstanding				Exercisable
Range of exercise prices	Shares	Average price	Average life (years)	Intrinsic value[1] ($ millions)	Shares	Average price	Intrinsic value[1] ($ millions)
C$ options
$ 9 - $ 17	0.2	$10	3.6	$2	0.1	$10	$1
$ 18 - $ 21	0.1	18	1.6	—	0.1	18	—
	0.3	$13	2.9	$2	0.2	$13	$1
US$ options
$ 32 - $ 41	0.4	$32	1.0	$—	0.4	$32	$—
$ 42 - $ 55	0.1	48	0.1	—	0.1	48	—
	0.5	$37	0.8	$—	0.5	$37	$—
[1] Based on the closing market share price on December 31, 2018 of C$18.43 and US$13.54.

As at December 31, 2018, there was $nil (2017: $nil) of total unrecognized compensation cost relating to unvested stock options.